NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES: E. Concentrations of Credit Risk (Policies)	12 Months Ended
Dec. 31, 2022
Policies
E. Concentrations of Credit Risk

E.Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and bank deposits.

As of December 31, 2022, the Company had cash and cash equivalents that totaled to $18 and short-term deposits totaling to $1,891, all of which were deposited in a major Israeli financial institution. As of December 31, 2021, the Company had cash and cash equivalents that totaled to $13 and short-term deposits totaling to $1,875, all of which were deposited in a major Israeli financial institution. The risk to the Company is solely dependent upon daily bank balances and the respective strength of the financial institution. The Company has not incurred any losses on these accounts. Management believes that the financial institutions holding the Company's cash and cash equivalents and its deposits are financially sound.